Bonds (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Bonds Issued

At December 31 this account comprises:

	Total		Current		Non-current
	2016	2017	2016	2017	2016	2017
GyM Ferrovías	604,031	603,657	20,551	12,294	583,480	591,363
Norvial	363,683	343,910	25,540	24,361	338,143	319,549

	967,714	947,567	46,091	36,655	921,623	910,912

Bonds

	2016	2017
Balances as of January 1	186,223	363,684
Additions	179,977	—
Transaction cost applied to additions	(1,099)	—
Amortization	(3,369)	(20,010)
Transaction cost applied to amortization	265	195
Accrued interest	3,332	2,789
Capitalized interest	22,002	26,014
Interest paid	(23,382)	(28,567)
Transaction cost applied to paid interest	(265)	(195)

Balances as of December 31	363,684	343,910
Less : non current portion	(25,541)	(24,361)

Long term - bonds	338,143	319,549